Fair Value Disclosures - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers between level 1 and level 2 financial assets during the period	$ 0	$ 0
Level 3 fixed maturity and equity securities	12,700	18,800	$ 18,200
Single Broker Quote
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	200
Independent and Non-Binding Broker Quotes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	$ 12,600	$ 18,400